UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017.

Date of Report (Date of earliest event reported) October 18, 2017

Exact name of securitizer as specified in its charter:  Natixis Real Estate Capital LLC

Commission File Number of securitizer: 025-00646

Central Index Key Number of securitizer: 0001542256

Gregory A. Murphy 212-891-6282
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

_______________________________________________
(Exact name of issuing entity as specified in its charter)

 Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

_______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.02        Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Natixis Real Estate Capital LLC hereby makes this filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)), for the calendar quarter ending September 30, 2017.  The required disclosures are attached as an exhibit to this Form ABS-15G.
Item 2             Exhibits
Exhibit No.	Description

99.1	Table presenting the disclosures that Natixis Real Estate Capital LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).

Explanatory Note:
This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”).  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 18, 2017	NATIXIS REAL ESTATE CAPITAL LLC (Securitizer)

	By:	/s/ Jerry Tang
Name: Jerry Tang
Title: Executive Director

	By:	/s/ Delphine Clerjaud
Name: Delphine Clerjaud
Title: Vice President

EXHIBIT INDEX
Exhibit No.	Description

99.1	Table presenting the disclosures that Natixis Real Estate Capital LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).